                                                                                           Registration No. 333-201
                                                                                                  File No. 811-7489
                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549
                                                     FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [ x ]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. _10                                                                              [ x ]
                              --

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [ x ]

Amendment No. __12_                                                                                           [ x ]
                --

-------------------------------------------------------------------------------------------------------------------
                                       Oppenheimer International Growth Fund
-------------------------------------------------------------------------------------------------------------------
                                (Exact Name of Registrant as Specified in Charter)

-------------------------------------------------------------------------------------------------------------------
                                    6803 South Tucson Way, Englewood, CO 80112
-------------------------------------------------------------------------------------------------------------------
                                (Address of Principal Executive Offices) (Zip Code)

-------------------------------------------------------------------------------------------------------------------
                                                   303.768.3200
-------------------------------------------------------------------------------------------------------------------
                               (Registrant's Telephone Number, including Area Code)

-------------------------------------------------------------------------------------------------------------------

                                               Robert G. Zack, Esq.

-------------------------------------------------------------------------------------------------------------------
                                              OppenheimerFunds, Inc.

                                   498 Seventh Avenue, New York, New York 10018

-------------------------------------------------------------------------------------------------------------------
                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[ x ]    On March 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ___________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.